Notes Payable, Net (Details) - Schedule of principal payments on notes payable	Sep. 30, 2020 USD ($)
Schedule of principal payments on notes payable [Abstract]
2020 (three months)	$ 50,282,340
2021	14,023,994
2022	21,044,820
2023	455,000
2024	3,384,980
Thereafter	35,529,504
Total Gross Principal Payments	124,720,638
Less: Discount	(16,593,365)
Total Net Principal Payments	$ 108,127,273